Share Capital	12 Months Ended
Jun. 30, 2023
Share Capital
Share Capital
10.	Share Capital
a)	Authorised capital

The Company is authorised to issue an unlimited number of common voting shares without nominal or par value.

During the year ended June 30, 2022, the Company had the following equity transactions:

On November 30, 2021, the Company closed a non-brokered private placement of 13,480,083 common shares at a price of $9.43 per share for gross proceeds of $127,070. In connection with the closing of the private placement, the Company paid a cash finders’ fee of $6,384, issued 336,877 finders’ warrants with a fair value of $2,212 and incurred $451 of additional share issuance costs. All shares and finders’ warrants were restricted for resale until March 31, 2021. The fair value of the finder’s warrants was calculated using the Black-Scholes option pricing model using an annualized volatility of 83%, a risk-free interest rate of 0.92%, a dividend rate of 0%, an expected life of 2 years and a share price on grant date of $13.23.

On March 29, 2022, the Company issued 60,235 common shares with a fair value of $500 to Stifel Nicolaus Canada in consideration for advisory services provided to the Company in connection with the finalisation of terms for the joint venture relationship with LANXESS Corporation, which occurred on February 23, 2022 (Note 6).

10.	Share Capital – continued

a)Authorised capital – continued

On April 25, 2022, the Company issued 400,000 common shares with a fair value of $3,240 to TETRA Technologies, Inc. (Note 6).

On May 24, 2022, the Company issued 200,000 common shares with a fair value of $1,380 to National Chloride. (Note 6).

During the year ended June 30, 2022, the Company issued a total of 6,684,892 common shares for the exercise of share purchase warrants for gross proceeds of $7,389.

During the year ended June 30, 2023, the Company had the following equity transactions:

The Company issued a total of 5,950,000 common shares for the exercise of stock options. The Company received proceeds of $5,407 and reclassified $3,040 from reserve to share capital upon exercise.

On April 24, 2023, the Company issued 400,000 common shares with a fair value of $2,000 to TETRA Technologies, Inc. (Note 6).

b)	Warrants

Warrant transactions are summarized as follows:

		Weighted
		average
	Number of	exercise
	warrants	price
Balance at June 30, 2021	9,813,870	$1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at June 30, 2022 and June 30, 2023	3,462,502	$2.16

The weighted average contractual life of the warrants outstanding is 1.39 years. As at June 30, 2023, 3,125,625 warrants with an exercise price of $1.20 with an expiry on June 10, 2024 and 336,877 warrants with an exercise price of $11.09 with an expiry on November 30, 2023 remain outstanding.

c)	Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSX Venture Exchange. The options can be granted for a maximum term of 10 years.

10.	Share Capital – continued
c)	Options - continued

The weighted average fair value at grant date of options granted during the year ended June 30, 2023 was $3.45 per option (2022: $2.11). The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	2023		2022
Expected stock price volatility	84%		142%
Risk-free interest rate	3.16%		1.59%
Dividend yield	—		—
Expected life of options	5	years	4.15	years
Stock price on date of grant	$5.09		$7.35
Forfeiture rate	—		—

Stock option transactions are summarized as follows:

		Weighted
		average
	Number of	exercise
	options	price
Balance at June 30, 2021	13,750,784	$1.29
Options exercised	(4,410,784)	1.00
Options granted	1,170,000	7.35
Options expired	(340,000)	0.96
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,950,000)	0.91
Options granted	3,950,000	5.09
Balance at June 30, 2023	8,170,000	$4.43

10.	Share Capital – continued
c)	Options – continued

The following table summarizes stock options outstanding and exercisable at June 30, 2023:

	Options Outstanding		Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
1.40	1,450,000	0.18	1.40	1,450,000	1.40
3.39	1,200,000	2.56	3.39	1,200,000	3.39
3.43	400,000	0.79	3.43	400,000	3.43
5.08	3,750,000	4.78	5.08	3,750,000	5.08
5.23	200,000	4.90	5.23	200,000	5.23
6.08	200,000	3.06	6.08	200,000	6.08
6.31	200,000	3.68	6.31	200,000	6.31
7.55	500,000	1.63	7.55	500,000	7.55
8.25	170,000	3.71	8.25	170,000	8.25
9.40	100,000	3.78	9.40	100,000	9.40
	8,170,000	3.15	4.43	8,170,000	4.43

d)Long-term Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officer and employees are awarded restricted share units (“RSUs”) and performance share units ("PSUs”). The RSUs and PSUs that are subject to the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units (“DSUs”). DSUs may be redeemed upon retirement or termination from the Company. The plan is a fixed plan pursuant to which the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU. As of June 30, 2023, the Company has granted 1,991,004 DSUs to the Board of Directors and Management and will not vest until April 11, 2024.